EQUITY INVESTMENTS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Investments
Distributions received from equity investments	$ 1,123	$ 1,399	$ 1,106
Returns of capital	0	186	121
Contributions to equity investments	$ 765	602	1,015
Sur de Texas
Equity Investments
Contributions to equity investments		$ 32	$ 179